Equity Accounted Investees - Narrative (Detail) $ in Millions, $ in Millions					12 Months Ended
	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CAD ($)	Aug. 12, 2024	May 02, 2023	Dec. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Osisko Mining Incorporated
Disclosure of equity-accounted investees [line items]
Consideration received	$ (1,708.6)	$ (2,374.8)
Asset acquisition, percentage of shares acquired	1	1	1		1
Windfall Project
Disclosure of equity-accounted investees [line items]
Asset acquisition, percentage of shares acquired	0.50	0.50
Canadian Subsidiary
Disclosure of equity-accounted investees [line items]
Group beneficial interest				100.00%
Windfall Project
Disclosure of equity-accounted investees [line items]
Interest in joint venture (in percent)	50.00%	50.00%		50.00%
Windfall Project | Osisko Mining Incorporated
Disclosure of equity-accounted investees [line items]
Interest in joint venture (in percent)	50.00%	50.00%		50.00%
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Consideration received						$ 1.0
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Interest in joint venture (in percent)					0.00%	0.00%	40.00%
Lepanto Consolidated Mining Company
Disclosure of equity-accounted investees [line items]
Interest in joint venture (in percent)						60.00%	60.00%